Parent company only condensed financial information	12 Months Ended
Dec. 31, 2014
Parent company only condensed financial information
Parent company only condensed financial information

31.  Parent company only condensed financial information

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and VIEs’ subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2014

Condensed Balance Sheet

	As of December 31,
	2013	2014
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	12,475	8,128,802	1,310,125
Short-term investments	—	6,119,000	986,204
Prepayments and other current assets	—	66,209	10,671
Amount due from related parties	—	170,592	27,494
Total current assets	12,475	14,484,603	2,334,494

Non-current assets:
Investments in subsidiaries and VIEs	9,237,302	16,563,755	2,669,593
Intangible assets, net	1,845	6,456,198	1,040,550
Total non-current assets	9,239,147	23,019,953	3,710,143
Total assets	9,251,622	37,504,556	6,044,637

LIABILITIES
Current liabilities:
Accrued expenses and other liabilities	11,794	6,489	1,045
Total liabilities	11,794	6,489	1,045

	As of December 31,
	2013	2014
	RMB	RMB	US$
			Note2(e)
MEZZANINE EQUITY
Series C convertible redeemable preferred share (US$0.00002 par value; 258,316,305 shares authorized, issued and outstanding as of December 31, 2013; Redemption value of RMB7,918,251 and Liquidation value of RMB1,219,380 as of December 31, 2013; None issued and outstanding as of December 31, 2014)	7,173,263	—	—

SHAREHOLDERS’ EQUITY:
Series A and A-1 convertible preferred shares (US$0.00002 par value; 221,360,925 shares authorized, 191,894,000 shares issued and outstanding as of December 31, 2013; None issued and outstanding as of December 31, 2014)	255,850	—	—
Series B convertible preferred shares (US$0.00002 par value; 84,786,405 shares authorized, 59,539,244 shares issued and outstanding as of December 31, 2013; None issued and outstanding as of December 31, 2014)	88,241	—	—
Ordinary shares (US$0.00002 par value, 2,435,536,365 shares authorized, 1,502,933,134 shares issued and 1,463,654,092 shares outstanding as of December 31, 2013; and 100,000,000,000 shares authorized, 2,237,460,751 Class A ordinary shares issued and 2,208,310,595 outstanding, 556,295,899 Class B ordinary shares issued and 523,407,762 Class B ordinary shares outstanding as of December 31, 2014)	199	358	58
Additional paid-in capital	6,251,869	47,131,172	7,596,166
Statutory reserves	2,648	15,009	2,419
Treasury stock	—	(4)	(1)
Accumulated deficit	(4,263,624)	(9,272,343)	(1,494,430)
Accumulated other comprehensive loss	(268,618)	(376,125)	(60,620)

Total shareholders’ equity	2,066,565	37,498,067	6,043,592
Total liabilities, mezzanine equity and shareholders’ equity	9,251,622	37,504,556	6,044,637

Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Operating expenses
Marketing	—	—	(915,455)	(147,545)
General and administrative	(18,581)	(4,065)	(3,834,699)	(618,041)
Loss from operations	(18,581)	(4,065)	(4,750,154)	(765,586)
Equity in loss of subsidiaries and VIEs	(1,750,074)	(164,843)	(449,816)	(72,497)
Interest income, net	37,190	3,987	183,294	29,542
Others, net	1,992	115,022	20,318	3,275
Net loss	(1,729,473)	(49,899)	(4,996,358)	(805,266)
Preferred shares redemption value accretion	(1,587,454)	(2,435,366)	(7,957,640)	(1,282,539)
Net loss attributable to holders of permanent equity securities	(3,316,927)	(2,485,265)	(12,953,998)	(2,087,805)

Net loss	(1,729,473)	(49,899)	(4,996,358)	(805,266)
Other comprehensive loss:
Foreign currency translation adjustments	(7,546)	(137,921)	(121,612)	(19,600)
Net change in unrealized gains on available-for-sale securities:
Unrealized gains, nil of tax	—	96,501	71,286	11,489
Reclassification adjustment for gains included in interest income, nil of tax	—	(73,277)	(57,181)	(9,216)
Net unrealized gains on available-for-sale securities	—	23,224	14,105	2,273
Total other comprehensive loss	(7,546)	(114,697)	(107,507)	(17,327)
Comprehensive loss	(1,737,019)	(164,596)	(5,103,865)	(822,593)

Condensed Statements of Cash Flow

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Net cash provided by/ (used in)operating activities	35,559	(1,209)	101,150	16,302
Net cash used in investing activities	(3,574,993)	(5,399,613)	(9,069,394)	(1,461,721)
Net cash provided by financing activities	1,981,595	2,720,076	17,447,655	2,812,052
Effect of exchange rate changes on cash and cash equivalents	(6,445)	(51,988)	(363,084)	(58,519)
Net (decrease)/increase in cash and cash equivalents	(1,564,284)	(2,732,734)	8,116,327	1,308,114
Cash and cash equivalents at beginning of year	4,309,493	2,745,209	12,475	2,011
Cash and cash equivalents at end of year	2,745,209	12,475	8,128,802	1,310,125

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and VIEs’ subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the subsidiaries and VIEs’ loss as “Equity in loss of subsidiaries and VIEs” on the Condensed Statements of Operations and Comprehensive Loss. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.